Income Taxes (Details 1)	Dec. 31, 2017 USD ($)
Deferred tax assets:
Deferred expenses	$ 176,030
Property and equipment	(65)
Capitalized start-up expenses	48,078
Deferred tax assets	224,043
Less: Valuation allowance	(224,043)
Net deferred tax assets